Document and Entity Information	0 Months Ended
Jun. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 28, 2013
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Jun. 28, 2013
Document Effective Date	Jun. 28, 2013
Prospectus Date	Mar. 01, 2013
PowerShares Chinese Yuan Dim Sum Bond Portfolio | PowerShares Chinese Yuan Dim Sum Bond Portfolio
Risk/Return:
Trading Symbol	DSUM